PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property And Equipment Tables
Property and equipment

Property, equipment and leasehold improvements at cost, less accumulated depreciation, at March 31, 2014 and December 31, 2013 consisted of the following:

	March 31, 2014	December 31, 2013
Furniture	$35,956	$31,539
Equipment	1,593,444	26,022
Leasehold improvements	3,342,372	10,400
Subtotal	4,971,772	67,961
Less accumulated depreciation	(128,955)	(46,592)
Total	$4,842,817	$21,369

Property and equipment at cost, less accumulated depreciation, at December 31, 2013 consisted of the following:

	December 31,	December 31,
	2013	2012
Furniture	$31,539	$31,539
Equipment	26,022	26,022
Leasehold improvements	10,400	10,400
Subtotal	67,961	67,961
Less accumulated depreciation	(46,592)	(34,311)
Total	$21,369	$33,650